Long-term investments	12 Months Ended
May 31, 2020
Long-term investments
Disclosure of investments other than investments accounted for using equity method [text block]
13.	Long-term investments

	Cost May 31, 2019	Fair value May 31, 2019	Investment	Divesture/ Transfer	Subtotal May 31, 2020	Change in fair value	Fair value May 31, 2020
Level 1 on fair value hierarchy
Tetra Bio-Pharma Inc.	19,057	17,216	—	—	17,216	(11,432)	5,784
National Access Cannabis Corp.	11,574	7,147	—	(7,147)	—	—	—
Aleafia Health Inc.	10,000	8,445	—	—	8,445	(5,125)	3,320
Rapid Dose Therapeutics Inc.	5,400	5,832	—	(228)	5,604	(3,874)	1,730
Fire & Flower Inc.	3,416	2,823	10,979	(13,413)	389	(152)	237
High Tide Inc.	450	340	—	—	340	(175)	165
Althea Group Holdings Ltd.	—	—	—	2,206	2,206	2,060	4,266

	49,897	41,803	10,979	(18,582)	34,200	(18,698)	15,502

Level 3 on fair value hierarchy
Resolve Digital Health Inc.	718	1,100	—	—	1,100	(1,100)	—
Resolve Digital Health Inc.	282	282	—	—	282	(282)	—
Green Acre Capital Fund I	2,000	4,290	—	—	4,290	(1,917)	2,373
Weekend Holdings Corp.	1,890	5,334	—	—	5,334	(3,955)	1,379
IBBZ Krankenhaus GmbH	1,956	1,965	—	—	1,965	28	1,993
Greenwell Brands GmbH	152	153	—	—	153	2	155
HighArchy Ventures Ltd.	9,995	9,995	—	—	9,995	(4,998)	4,997
Schroll Medical ApS	—	—	605	—	605	12	617

	16,993	23,119	605	—	23,724	(12,210)	11,514

	66,890	64,922	11,584	(18,582)	57,924	(30,908)	27,016

Tetra
Bio-Pharma
Inc.
The Company owns 26,900,000 common shares and 6,900,000 warrants at a cost of $19,057, with a fair value of $5,784 as at May 31, 2020. Each warrant is exercisable at $1.29 per warrant expiring November 1, 2021.
National Access Cannabis (“NAC”)
During the year, the Company sold 11,344,505 common shares in NAC, for proceeds of $2,532 resulting in a loss of $4,615 (Note 27).
Aleafia Health Inc. (formerly Emblem Corp.) (“Aleafia”)
The Company owns 5,823,831 common shares in Aleafia at a cost of $10,000, with a fair value of $3,320 as at May 31, 2020.
Rapid Dose Therapeutics Inc. (“RDT”)
During the year, the Company sold 281,500 common shares in RDT, for proceeds of $139 resulting in a loss of $89 (Note 27). The Company owns 6,918,500 common shares, for a total cost of $5,189, with a fair value of $1,730 as at May 31, 2020.
Fire & Flower Inc.
During the year, the Company received stock dividends of 716,304 shares with an allocated cost of $867.
During the year, the Company converted its convertible notes receivable in Fire & Flower Inc. and received 8,695,651 common shares with an allocated cost of $10,112 (Note 11). The Company sold 11,354,430 common shares in Fire & Flower Inc. for proceeds of $8,760 resulting in a loss of $4,653 (Note 27). The Company owns 334,525 common shares, for a total cost of $389 with a fair value of $237 as at May 31, 2020.
High Tide Inc.
The Company owns 943,396 common shares and 6,000,000 warrants in High Tide Inc. at a cost of $450, with a fair value of $165 as at May 31, 2020. Each warrant is exercisable at $0.85 per warrant expiring April 18, 2021.

Althea Group Holdings Ltd. (“Althea”)
During the first quarter, the Company reclassified the common shares held in Althea from equity investee to long-term (Note 12). During the year, the Company sold 38,500,000 common shares in Althea, for proceeds of $14,802, resulting in a gain of $7,697 (Note 27). The Company owns 12,250,000 common shares of Althea at a cost of $2,348 AUD ($2,206 CAD) with a fair value of $4,655 AUD ($4,266 CAD) as at May 31, 2020.
Resolve Digital Health Inc. (“Resolve”)
The Company owns 2,200,026 common shares and 2,200,026 warrants in Resolve at a total cost of $1,000, with a fair value of $nil as at May 31, 2020. The Company determined the fair value of its investment based on its net realizable value. Each warrant is exercisable at $0.65 per warrant expiring December 1, 2021.
Green Acre Capital Fund I
The Company invested $2,000 to Green Acre Capital Fund I. The Company determined the fair value of its investment, based on its proportionate share of net assets, to be $2,373 as at May 31, 2020. The Company has received $1,400 return of capital since its initial contribution.
Weekend Holdings Corp. (formerly Green Tank Holdings Corp.)
During the year the company received 859,118 shares at no cost. As at May 31, 2020, the Company owns 2,040,218 shares in Weekend Holdings Corp. for a total cost of $1,420 USD ($1,890 CAD), with a fair value of $1,000 USD ($1,379 CAD) as at May 31, 2020. The Company determined the fair value of its investment based on its net realizable value.
IBBZ Krankenhaus GmbH Klinik Hygiea (“Krankenhaus”)
The Company owns 25.1% of Krankenhaus, which is the owner and operator of Berlin-based Schöneberg Hospital, for €1,294 ($1,956 CAD). Through this investment, the Company is entitled to 5% of the net income (loss) for the years 2018 to 2021, and 10% of the net income (loss) for the period thereafter. The Company determined that the fair value of its investment, based on Krankenhaus’ most recent financing at the same price, is equal to its carrying value. The Company recognized a gain from the change in fair value of $28 due to changes in the foreign exchange rate.
Greenwell Brands GmbH (“Greenwell”)
In September 2018, the Company entered into an investment and shareholder agreement with Greenwell for the purchase of 1,250 common shares, for a total cost of €100 ($152 CAD). The Company determined that the fair value of its investment, based on the most recent financing at the same price, is equal to its carrying value. The Company recognized a gain from the change in fair value of $2 due to changes in the foreign exchange rate.
HighArchy Ventures Ltd. (“HighArchy”)
In October 2018, the Company entered into a subscription agreement with HighArchy for the purchase of 1,999 Class A shares and 1,999 Class B shares, for a total cost of $9,995 and a fair value of $4,997. During the year, HighArchy completed a share split of 10,000 to 1. The Company determined the fair value of its investment based on its net realizable value.
During the year, the Company relinquished control of 10,536,832 of the shares it previously owned in HighArchy. The Company maintains an option to re-acquire
control of the shares for a nominal value for the next two years.

The Company holds 9,453,168 common shares as at May 31, 2020.
Schroll Medical ApS
The Company has contributed capital of €403 ($605 CAD) and owns 3,000 shares in Schroll Medical ApS. The Company determined that the fair value of its investment, based on the most recent financing at the same price, is equal to its carrying value. The Company recognized a gain from the change in fair value of $12 due to changes in the foreign exchange rate.